Income Taxes - Schedule of Income Tax Rate (Details) (10-K)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Federal rate						21.00%
Effective income tax rate	0.00%	0.00%		0.00%	0.00%
Successor [Member]
Federal rate			21.00%			21.00%
State net of federal			3.00%			3.00%
Non-deductible acquired intangible assets			0.00%			(18.00%)
Valuation allowance			(24.00%)			(6.00%)
Effective income tax rate			0.00%			0.00%